Investment Strategy - Beck, Mack & Oliver Partners Fund	Aug. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a portfolio of common stocks and securities convertible into or exercisable for common stocks issued by companies of any size, but it may also invest in preferred stocks and fixed, variable and floating rate fixed-income securities such as investment grade notes, bonds and debentures. The Fund generally seeks to invest in equity securities of domestic and foreign companies which it believes have sound, long-term fundamentals. The Fund may invest in securities of companies with any market capitalization. The Fund may also invest in the securities of business development companies (“BDCs”) and other registered investment companies that invest in BDCs. As a non-diversified fund, the Fund may invest in a relatively small number of companies.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser seeks to purchase the securities of companies at prices that are below intrinsic value.

The Fund may have significant exposure to the Financials, Healthcare and Industrials sectors. However, as sector and industry composition of the Fund's portfolio changes over time, the Fund's exposure to these sectors may be lower at a future date, and the Fund's exposure to other market sectors may be higher.

With respect to fixed-income securities, the Adviser monitors interest rate outlooks, the shape of the yield curve and other economic factors to achieve an appropriate maturity profile for the Fund. The Fund may invest in fixed-income securities of any maturity, and the weighted average maturity of the portfolio may vary substantially over time. The Fund may invest in fixed income securities of any credit quality, and up to 10% of the Fund’s net assets may be invested in fixed-income securities rated below investment grade (“junk bonds”). Investment grade debt securities are debt securities rated in one of the top four categories by a national rating organization or, if unrated, determined by the Adviser to be of comparable quality. Certain fixed-income securities held by the Fund may be illiquid.

The Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Adviser’s investment process does not identify other appropriate investments for the Fund. The Adviser may sell a security if, in its judgment, an issuer experiences a decline in its financial condition, an erosion in profits, earnings or cash flow, or becomes overvalued. The Adviser may also consider the issuer’s weighting in the portfolio and any trends in inflation, recession or interest rates in purchasing and selling securities for the Fund’s portfolio.